SHARE CAPITAL AND PREMIUM (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Ordinary shares issued at the beginning of the year (in shares)	0	0	0
Issued in terms of the corporate restructuring at a nominal value of $1 (in shares)	419,685,792	0	0
Ordinary shares issued at the end of the year (in shares)	419,729,856	0	0
Deferred Share Plan (DSP)
Disclosure of classes of share capital [line items]
Issued in terms of employee share awards (in shares)	44,064
Bonus share plan, Co-investment plan, and Long term incentive plan
Disclosure of classes of share capital [line items]
Issued in terms of employee share awards (in shares)		0	0